COMMITMENTS AND CONTINGENCIES - Contractual Obligations (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Purchase obligations
Total	$ 504,715
Less than 1 Year	35,424
1 - 3 Years	469,291
3 - 5 Years	0
More than 5 Years	0
Contractual Obligations
Total	650,092
Less than 1 Year	96,768
1 - 3 Years	553,324
3 - 5 Years	0
More than 5 Years	0
Accrued SEC settlement
Other Commitments [Abstract]
Total	100,000
Less than 1 Year	50,000
1 - 3 Years	50,000
3 - 5 Years	0
More than 5 Years	0
FCPM License
Other Commitments [Abstract]
Total	45,377
Less than 1 Year	11,344
1 - 3 Years	34,033
3 - 5 Years	0
More than 5 Years	$ 0